Offerings	Apr. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 1,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.81
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase shares of common stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of warrants
Maximum Aggregate Offering Price	$ 1,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.81
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's warrants to purchase shares of common stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of Representative's warrants
Maximum Aggregate Offering Price	$ 920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 127.05
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The warrants are exercisable at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative’s warrants is equal to 125% of $736,000 (which is equal to 8% of $9,200,000).

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, of the Selling Shareholders
Amount Registered | shares	170,954
Proposed Maximum Offering Price per Unit	10.88
Maximum Aggregate Offering Price	$ 1,859,979.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 256.86
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the Registrant's Common Stock as reported on the OTCQB tier operated by the OTC Markets Group Inc. on April 21, 2026, which date is a date within five business days of the filing of this registration statement.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 8,050,000.00
Amount of Registration Fee	$ 1,111.71
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of warrants
Maximum Aggregate Offering Price	$ 8,050,000.00
Amount of Registration Fee	$ 1,111.71
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, of the Selling Shareholders
Amount Registered | shares	375,190
Proposed Maximum Offering Price per Unit	7.66
Maximum Aggregate Offering Price	$ 2,873,955.40
Amount of Registration Fee	$ 396.90